Supplemental Financial Information - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property Plant And Equipment [Line Items]
Total property, plant and equipment	$ 51,696	$ 51,663	$ 45,216
Less: accumulated depreciation	(25,913)	(24,811)	(20,945)
Property, plant and equipment, net	25,783	26,852	24,271
Construction in Progress [Member]
Property Plant And Equipment [Line Items]
Total property, plant and equipment	6,870	6,582	8,309
Computer and Software [Member]
Property Plant And Equipment [Line Items]
Total property, plant and equipment	2,923	2,963	2,810
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Total property, plant and equipment	12,353	12,328	10,390
Research and Development Equipment [Member]
Property Plant And Equipment [Line Items]
Total property, plant and equipment	8,366	8,486	9,042
Production Equipment [Member]
Property Plant And Equipment [Line Items]
Total property, plant and equipment	20,636	20,756	14,100
Furniture and Fixtures [Member]
Property Plant And Equipment [Line Items]
Total property, plant and equipment	$ 548	$ 548	$ 565